Liabilities to credit institutions	6 Months Ended
Jun. 30, 2025
Borrowing costs [abstract]
Liabilities to credit institutions
Note 16 - Liabilities to credit institutions
The changes in Polestar Group's liabilities to credit institutions were as follows:

	Working capital loans from banks	Market RCFs[1]	Syndicated loan from banks ("Club Loan")	Total
Balance as of January 1, 2024	1,923,755	102,910	—	2,026,665
New borrowings	277,344	68,864	950,632	1,296,840
Payments principal	(765,960)	(67,215)	—	(833,175)
Transaction costs and amortization	—	—	(11,072)	(11,072)
Effect of foreign currency exchange differences	3,251	(3,618)	(3,343)	(3,710)
Balance as of June 30, 2024	1,438,390	100,941	936,217	2,475,548
of which current	1,438,390	100,941	—	1,539,331
of which non-current	—	—	936,217	936,217

Currencies	CNY, EUR, USD	AUD, DKK, EUR, KRW, NOK, CHF, GBP	EUR, USD
Maturities	Up to June, 2025	Up to June, 2025	Up to February, 2027

	Working capital loans from banks	Market RCFs[1]	Syndicated loan from banks ("Club Loan")	Total
Balance as of January 1, 2025	2,414,763	97,631	927,235	3,439,629
New borrowings	1,782,031	103,304	—	1,885,335
Payments principal	(1,266,167)	(112,859)	—	(1,379,026)
Transaction costs and amortization	484	—	1,661	2,145
Effect of foreign currency exchange differences	57,697	10,171	44,883	112,751
Balance as of June 30, 2025	2,988,808	98,247	973,779	4,060,834
of which current	2,988,808	98,247	—	3,087,055
of which non-current	—	—	973,779	973,779

Currencies	CNY, EUR, USD	AUD, EUR, KRW, NOK, CHF, GBP	EUR, USD
Maturities	Up to March, 2026	Up to May, 2026	Up to February, 2027
1 - The Market Revolving Credit Facilities ("Market RCFs") were previously referred to as floorplan and sale-leaseback facilities. It comprises multiple credit facilities with various financial service providers to finance vehicles at the sales locations. The facilities are secured by the underlying assets and financial terms and legal form vary from market to market. In addition to the amounts presented in the table, as of June 30, 2025, Polestar had a facility with the related party Volvo Cars Financial Services UK of $68,623 ($54,975 as of December 31, 2024) that is presented separately in Interest-bearing current liabilities - related parties within the Unaudited Condensed Consolidated Statement of Financial Position - refer to Note 17 - Related party transactions.